Vessel in Operations - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Collateralized Loan Obligations	Nov. 14, 2012 Gas Carrier	Dec. 31, 2013 Gas Carrier Vessel	Dec. 31, 2013 Gas Carrier Drydocking
Property, Plant and Equipment [Line Items]
Semi-refrigerated and fully refrigerated handysized liquefied gas carriers, acquired					11
Payment for property plant and equipment	$ 426,118,733	$ 147,454,659			$ 470,000,000
Deposit paid upon signing of agreement, percentage				10.00%
Property, plant and equipment, additions						5,581,255
Property, plant and equipment, net	$ 363,015	$ 497,362	$ 886,289,497			$ 2,658,333